Other Payables and Accrued Liabilities (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Other Payables and Accrued Liabilities [Abstract]
Accrued professional fee		$ 109,520
Investment payables	[1]	$ 2,500,000

[1]	The balance of investment payable relates to the Company’s investment in Nekcom, and consists of $2,500,000 in cash consideration, which the Company has agreed to pay on or before August 16, 2025.